Production, Operating and Transportation and Selling, General, and Administrative Expenses - Production, Operating and Trasportation Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Services and support costs	$ 1,255	$ 1,039
Salaries and benefits	773	762
Materials, equipment rentals and leases	250	243
Energy and utility	482	405
Licensing fees	204	191
Transportation	17	24
Other	36	139
Total production, operating and transportation expenses	$ 3,017	$ 2,803